April 21, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1104

RE:      Post-Effective Amendment No. 17 to Form S-1
         IDS Life Insurance Company
         IDS Life Account RE
         File No. 33-13375

Dear Commissioners:

This letter supplements Registrant's letter dated April 16, 1998. The prospectus has been marked to show all changes made since Post-Effective Amendment No. 16 filed on or about April 8, 1997. All marked changes on this filing are non-material. This Amendment does not contain disclosures that would render it ineligible to become effective. Accordingly, Registrant and Principal Underwriter respectfully request that the effective date of the Amendment be accelerated and declared effective on May 1, 1998.

If you have any further questions or comments regarding this filing, please call Mary Ellyn Minenko at (612) 671-3678 or Nancy Lewis at (612) 671-7155.

Very truly yours,

IDS Life Insurance Company
on behalf of IDS Life Account RE
(Registrant)

IDS Life Insurance Company
(Principal Underwriter)


By:_____________________________________
         William A. Stoltzmann
         Vice President, General Counsel
         and Secretary

cc:      Zandra Bailes (via facsimile - (202) 942-9659)